N-4	Apr. 27, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Jun. 08, 2026
Amendment Flag	false
C000190627 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective April 27, 2026:
•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000190627 [Member] | C000192211 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC
C000190627 [Member] | C000067997 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
C000190627 [Member] | C000192221 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCInvesco Advisers, Inc.
C000190627 [Member] | C000067994 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCPacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”)
C000210238 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective April 27, 2026:
•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000210238 [Member] | C000095821 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC
C000210238 [Member] | C000029600 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
C000210238 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCInvesco Advisers, Inc.
C000210238 [Member] | C000004705 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCPacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”)
C000218278 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective April 27, 2026:
•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000218278 [Member] | C000095821 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC
C000218278 [Member] | C000029600 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
C000218278 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCInvesco Advisers, Inc.
C000218278 [Member] | C000004705 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCPacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”)
C000205595 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective April 27, 2026:
•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000205595 [Member] | C000095821 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC
C000205595 [Member] | C000029600 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
C000205595 [Member] | C000172890 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCInvesco Advisers, Inc.
C000205595 [Member] | C000004705 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	FIAM LLCPacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”)